PACE® Select Advisors Trust

PACE® Large Co Growth Equity
Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2009

November 23, 2010

Dear Investor,

The purpose of this supplement is to update information regarding PACE Large Co Growth Equity Investments (the "fund"). A significant service you receive with PACE Select Advisors Trust (the "Trust") is the on-going review and due diligence by UBS Global Asset Management (Americas) Inc. ("UBS Global AM") of the Trust's investment advisors. At the recommendation of UBS Global AM, the Trust's board of trustees (the "Board") has terminated SSgA Funds Management, Inc. ("SSgA FM") as an investment advisor for the fund, effective as of the close of business on November 29, 2010. Marsico Capital Management, LLC, Wellington Management Company, LLP, Delaware Management Company and Roxbury Capital Management, LLC will continue to serve as investment advisors of the fund.

As a result of this change, the Prospectuses and SAI are hereby revised as follows, effective as of the close of business on November 29, 2010:

The section captioned "Principal investment strategies" beginning on page 53 of the Multi-Class Prospectus and page 55 of the Class P Prospectus is revised by replacing the third paragraph of that section in its entirety with the following:

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Marsico Capital Management, LLC ("Marsico"), Wellington Management Company, LLP ("Wellington Management"), Delaware Management Company ("Delaware") and Roxbury Capital Management, LLC ("Roxbury") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

The tenth paragraph of the section captioned "Principal investment strategies" beginning on page 53 of the Multi-Class Prospectus and page 55 of the Class P Prospectus is deleted in its entirety.

The section captioned "Principal risks" on page 55 of the Multi-Class Prospectus and page 57 of the Class P Prospectus is revised by deleting the fourth bullet in its entirety.

ZS442

The section captioned "Performance" and sub-headed "Risk/return bar chart and table" on page 57 of the Multi-Class Prospectus and page 59 of the Class P Prospectus is revised by deleting the third sentence of the fifth paragraph in its entirety.

The "Annual fund operating expenses" table and its accompanying footnotes in the section captioned "Expenses and fee tables" on page 59 of the Multi-Class Prospectus are replaced in their entirety with the following:

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B	Class C	Class Y
Management Fees	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	—
Other expenses****	0.32%	0.68%	0.44%	0.25%
Total annual fund operating expenses	1.26%	2.37%	2.13%	0.94%
Less management fee waiver/expense reimbursements†	—	0.32%	0.08%	—
Net expenses†	1.26%	2.05%	2.05%	0.94%

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

†  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.30% for Class A, 2.05% for Class B, 2.05% for Class C and 1.05% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

The section captioned "Expenses and fee tables" and sub-headed "Example" on page 60 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:

	1 year*	3 years	5 years	10 years
Class A	$671	$928	$1,204	$1,989
Class B (assuming sale of all shares at end of period)	708	1,009	1,437	2,147	**
Class B (assuming no sale of shares)	208	709	1,237	2,147	**
Class C (assuming sale of all shares at end of period)	308	659	1,137	2,456
Class C (assuming no sale of shares)	208	659	1,137	2,456
Class Y	96	300	520	1,155

The "Annual fund operating expenses" table and its accompanying footnotes in the section captioned "Expenses and fee tables" on page 61 of the Class P Prospectus are replaced in their entirety with the following:

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management Fees	0.69%
Distribution and/or service (12b-1) fees	—
Other expenses**	0.30%
Total annual fund operating expenses	0.99%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

The section captioned "Expenses and fee tables" and sub-headed "Example" on page 62 of the Class P Prospectus is revised by replacing the table in its entirety with the following and deleting the accompanying footnote:

1 year	3 years	5 years	10 years
$302	$924	$1,572	$3,308

The section captioned "More about risks and investment strategies" and sub-headed "Index strategy risk" on page 107 of the Multi-Class Prospectus and beginning on page 109 of the Class P Prospectus is deleted in its entirety.

The section captioned "Investment advisors and portfolio managers" and sub-headed "UBS PACE Large Co Growth Equity Investments" on page 133 of the Multi-Class Prospectus and page 130 of the Class P Prospectus is revised by replacing the first paragraph of that section with the following:

Marsico Capital Management, LLC ("Marsico"), Wellington Management Company, LLP ("Wellington Management"), Delaware Management Company ("Delaware") and Roxbury Capital Management, LLC ("Roxbury") serve as investment advisors for UBS PACE® Large Co Growth Equity Investments.

The section captioned "Investment advisors and portfolio managers" and sub-headed "UBS PACE Large Co Growth Equity Investment" on page 133 of the Multi-Class Prospectus and page 130 of the Class P Prospectus is revised by deleting the fourth through seventh paragraphs in their entirety.

The section captioned "The funds and their investment policies" and sub-headed "UBS PACE Large Co Growth Equity Investments" beginning on page 10 of the SAI is revised by replacing the second sentence of the first paragraph in its entirety with the following:

Marsico Capital Management, LLC ("MCM"), Wellington Management Company, LLP ("Wellington Management"), Delaware Management Company ("Delaware") and Roxbury Capital Management, LLC ("Roxbury") serve as the fund's investment advisors.

The section captioned "The funds and their investment policies" and sub-headed "UBS PACE Large Co Growth Equity Investments" beginning on page 10 of the SAI is revised by deleting the second through seventh sentences of the second paragraph in their entirety.

The section captioned "Investment advisory arrangements" and sub-headed "UBS PACE Large Co Growth Equity Investments" beginning on page 97 of the SAI is revised by replacing the first and second paragraphs in their entirety with the following:

Under the current Advisory Agreements for this fund with Marsico Capital Management, LLC ("MCM"), Wellington Management Company, LLP ("Wellington Management"), Delaware Management Company ("Delaware") and Roxbury Capital Management, LLC ("Roxbury"), UBS Global AM (not the fund) pays each of MCM and Wellington Management a fee in the annual amount of 0.30% of the fund's average daily net assets that they manage; Delaware a fee in the amount of 0.40% of the fund's average daily net assets that it manages; and Roxbury a fee in the amount of 0.25% of the fund's average daily net assets that it manages up to and including $250 million and 0.20% of the average daily net assets that it manages above $250 million. For the fiscal years ended July 31, 2009, July 31, 2008, and July 31, 2007, UBS Global AM paid or accrued aggregate investment advisory fees to Delaware, GE Asset Management Incorporated (a former investment advisor for the fund until May 31, 2007), MCM, SSgA FM (a former investment advisor for the fund through November 29, 2010) and Wellington Management of $2,575,497, $3,779,135 and $3,144,265, respectively. Roxbury was not yet serving as an investment advisor for the fund, and neither UBS Global AM nor UBS Global AM (US) paid or accrued investment advisory fees to Roxbury during these periods. The accrued investment advisory fees reported above reflect the fee schedule in effect during the periods presented.

The section captioned "Proxy voting policies and procedures" and sub-headed "UBS PACE Large Co Growth Equity Investments—Marsico Capital Management, LLC, SSgA Funds Management, Inc., Wellington Management Company, LLP, Delaware Management Company and Roxbury Capital Management, LLC" on page 129 of the SAI is revised by replacing the caption in its entirety with the following:

UBS PACE Large Co Growth Equity Investments—Marsico Capital Management, LLC, Wellington Management Company, LLP, Delaware Management Company and Roxbury Capital Management, LLC.

The section captioned "Proxy voting policies and procedures" and sub-headed "SSgA Funds Management, Inc." beginning on page 130 of the SAI is deleted in its entirety.

The section captioned "Portfolio Managers" and sub-headed "UBS PACE Large Co Growth Equity Investments—Marsico Capital Management, SSgA Funds Management Inc., Wellington Management Company, LLP, Delaware Management Company and Roxbury Capital Management, LLC" beginning on page 168 of the SAI is revised by replacing the sub-heading in its entirety with the following:

UBS PACE Large Co Growth Equity Investments—Marsico Capital Management, Wellington Management Company, LLP, Delaware Management Company and Roxbury Capital Management, LLC.

The section captioned "Portfolio Managers" and sub-headed "SSgA Funds Management Inc." beginning on page 169 of the SAI is deleted in its entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE